Tax expense/(benefit) - Summary of tax loss carry-forwards (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,052.0	€ 1,927.0	[1]	€ 1,096.0
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,506.0	8,803.0		€ 4,289.0
Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,975.0	2,140.0
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,531.0	6,663.0
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,066.0	2,088.0
France | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,050.0	1,507.0
France | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16.0	581.0
Germany | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	249.0	118.0
Germany | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	249.0	118.0
Germany | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	0.0
Spain | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	597.0	609.0
Spain | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	53.0	54.0
Spain | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	544.0	555.0
Italy | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,640.0	3,500.0
Italy | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	486.0	421.0
Italy | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,154.0	3,079.0
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,252.0	1,853.0
Brazil | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	0.0
Brazil | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,252.0	1,853.0
Other | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	702.0	635.0
Other | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	136.0	40.0
Other | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 566.0	€ 595.0

[1]	Refer to Note 3, Scope of consolidation